UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2013 Semiannual Report to Shareholders

DWS Equity 500 Index Fund

Contents

4 Letter to Shareholders

DWS Equity 500 Index Fund
5 Performance Summary
7 Portfolio Management
7 Portfolio Summary
9 Statement of Assets and Liabilities
10 Statement of Operations
11 Statement of Changes in Net Assets
12 Financial Highlights
14 Notes to Financial Statements
19 Information About Your Fund's Expenses

DWS Equity 500 Index Portfolio
22 Investment Portfolio
37 Statement of Assets and Liabilities
38 Statement of Operations
39 Statement of Changes in Net Assets
40 Financial Highlights
41 Notes to Financial Statements
47 Summary of Management Fee Evaluation by Independent Fee Consultant
51 Account Management Resources
53 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

The first half of 2013 brought welcome evidence that the U.S. economic recovery is gaining traction. Consumer confidence reached its highest level since 2007, U.S. stock market indexes marked a series of record highs and the housing market continues its recovery.

According to Asoka Wohrmann, co-chief investment officer for Deutsche Asset & Wealth Management, "The revival of the employment market, good asset performance with rising home and share prices, and an expansive monetary policy gives further growth momentum to the real economy. Accordingly, U.S. economic growth could accelerate in the coming months."

Nevertheless, concerns about the European and emerging-market economies persist. Closer to home, the outlook remains guarded when it comes to the eventual end of government intervention in the bond market and the full effects of reduced government spending on employment.

Where does this leave you? That depends on a variety of factors, including your overall portfolio allocation. Given the uncertainties in today's bond and stock markets, it may be time for a thoughtful evaluation of your strategy.

Talk with a trusted advisor to determine whether any adjustments may be in order, given your specific objectives and risk tolerance. We believe even the most sophisticated investor can benefit from the assistance of a trusted, objective financial professional.

Remember that Deutsche Asset & Wealth Management gives you access to Deutsche Bank's global network of economists, analysts and investment professionals. Insights are always at your fingertips at dws-investments.com.

Best regards,
Douglas Beck, CFA President, DWS Funds

Performance Summary June 30, 2013 (Unaudited)
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/13
No Sales Charges	13.63%	20.15%	6.80%	7.08%
S&P 500® Index†	13.82%	20.60%	7.01%	7.30%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/13
No Sales Charges	13.65%	20.21%	6.88%	7.18%
S&P 500® Index†	13.82%	20.60%	7.01%	7.30%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2013 are 0.30% and 0.25% for Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $1,000,000 Investment

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the fee structure of those classes.

† The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor.

‡ Total returns shown for periods less than one year are not annualized.

	Class S	Institutional Class
Net Asset Value
6/30/13	$179.95	$181.72
12/31/12	$159.88	$161.46
Distribution Information as of 6/30/13
Income Dividends, Six Months	$1.67	$1.73

Portfolio Management

Subadvisor

Northern Trust Investments, Inc. ("NTI"), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Brent Reeder, Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Joined the fund in 2007.

• Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary (Unaudited)
Ten Largest Equity Holdings at June 30, 2013 (17.8% of Net Assets)
1. Exxon Mobil Corp. Explorer and producer of oil and gas	2.8%
2. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	2.5%
3. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	1.8%
4. Johnson & Johnson Manufacturer of health care products and provider of related services	1.7%
5. General Electric Co. Globally diversified technology and financial services company	1.6%
6. Google, Inc. Provides a Web-based search engine for the Internet	1.6%
7. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.6%
8. Procter & Gamble Co. Manufacturer of diversified consumer products	1.4%
9. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.4%
10. Wells Fargo & Co. A diversified financial services company	1.4%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 22. A quarterly Fact Sheet is available on www.dws-investments.com or upon request. Please see the Account Management Resources section on page 51 for contact information.

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets
Investment in the DWS Equity 500 Index Portfolio, at value	$984,713,840
Receivable for Fund shares sold	1,151,234
Other assets	20,261
Total assets	985,885,335
Liabilities
Payable for Fund shares redeemed	7,645,929
Accrued Trustees' fees	57
Other accrued expenses and payables	262,012
Total liabilities	7,907,998
Net assets, at value	$977,977,337
Net Assets Consist of
Undistributed net investment income	1,567,389
Net unrealized appreciation (depreciation) on investments and futures	502,991,084
Accumulated net realized gain (loss)	10,983,583
Paid-in capital	462,435,281
Net assets, at value	$977,977,337
Net Asset Value
Class S Net Asset Value, offering and redemption price per share ($366,499,071 ÷ 2,036,715 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$179.95
Institutional Class Net Asset Value, offering and redemption price per share ($611,478,266 ÷ 3,364,898 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$181.72

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income
Income and expenses allocated from DWS Equity 500 Index Portfolio: Dividends (net of foreign taxes withheld of $22,957)	$11,473,457
Interest	1,791
Income distributions — Central Cash Management Fund	8,085
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	72,554
Expenses	(538,180)
Net investment income allocated from DWS Equity 500 Index Portfolio	11,017,707
Expenses: Administration fee	551,550
Services to shareholders	344,987
Professional fees	21,536
Reports to shareholders	20,902
Registration fees	18,835
Trustees' fees and expenses	2,605
Other	4,604
Total expenses	965,019
Net investment income (loss)	10,052,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from DWS Equity 500 Index Portfolio: Investments	(2,256,924)
Futures	2,331,859
In-kind redemptions	80,768,386
80,843,321
Change in net unrealized appreciation (depreciation) allocated from DWS Equity 500 Index Portfolio on: Investments	66,203,318
Futures	60,438
66,263,756
Net gain (loss)	147,107,077
Net increase (decrease) in net assets resulting from operations	$157,159,765

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income (loss)	$10,052,688	$30,961,589
Net realized gain (loss)	80,843,321	156,529,908
Change in net unrealized appreciation (depreciation)	66,263,756	33,236,257
Net increase (decrease) in net assets resulting from operations	157,159,765	220,727,754
Distributions to shareholders from: Net investment income: Class S	(3,427,642)	(7,549,935)
Institutional Class	(6,055,110)	(22,617,874)
Total distributions	(9,482,752)	(30,167,809)
Fund share transactions: Proceeds from shares sold	128,209,440	346,298,084
Reinvestment of distributions	7,725,643	26,556,998
Payments for shares redeemed	(284,565,826)	(742,150,339)
In-kind redemptions	(402,880,047)	—
Net increase (decrease) in net assets from Fund share transactions	(551,510,790)	(369,295,257)
Increase (decrease) in net assets	(403,833,777)	(178,735,312)
Net assets at beginning of period	1,381,811,114	1,560,546,426
Net assets at end of period (includes undistributed net investment income of $1,567,389 and $997,453, respectively)	$977,977,337	$1,381,811,114

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class S	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$159.88		$141.06	$141.15	$125.16		$101.24		$164.58
Income (loss) from investment operations: Net investment incomea	1.58		3.15	2.55	2.32		2.37		2.94
Net realized and unrealized gain (loss)	20.16		18.88	.02	16.06		23.89		(63.44)
Total from investment operations	21.74		22.03	2.57	18.38		26.26		(60.50)
Less distributions from: Net investment income	(1.67)		(3.21)	(2.66)	(2.40)		(2.34)		(2.84)
Increase from regulatory settlements	—		—	—	.01	c	—		—
Net asset value, end of period	$179.95		$159.88	$141.06	$141.15		$125.16		$101.24
Total Return (%)	13.63	**	15.65	1.88	14.89	b,c	26.35	b	(37.12	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	366		359	360	444		464		439
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.31	*	.30	.31	.31		.27		.32
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.31	*	.30	.31	.27		.21		.21
Ratio of net investment income (%)	1.82	*	2.03	1.79	1.81		2.22		2.13
a Based on average shares outstanding during period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.007 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. Excluding this non-recurring payment, total return would have been 0.01% lower.
* Annualized
** Not annualized

			Years Ended December 31,
Institutional Class	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$161.46		$142.46	$142.57	$126.38		$102.25		$166.22
Income (loss) from investment operations: Net investment incomea	1.59		3.23	2.68	2.49		2.43		3.09
Net realized and unrealized gain (loss)	20.40		19.09	.01	16.22		24.17		(64.06)
Total from investment operations	21.99		22.32	2.69	18.71		26.60		(60.97)
Less distributions from: Net investment income	(1.73)		(3.32)	(2.80)	(2.53)		(2.47)		(3.00)
Increase from regulatory settlements	—		—	—	.01	c	—		—
Net asset value, end of period	$181.72		$161.46	$142.46	$142.57		$126.38		$102.25
Total Return (%)	13.65	**	15.71	1.95	15.01	b,c	26.44	b	(37.06	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	611		1,023	1,200	1,521		1,483		1,283
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.26	*	.25	.24	.23		.23		.24
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.26	*	.25	.24	.17		.15		.10
Ratio of net investment income (%)	1.83	*	2.06	1.85	1.92		2.28		2.24
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.007 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. Excluding this non-recurring payment, total return would have been 0.01% lower.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Fund (the "Fund") is a diversified series of DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, DWS Equity 500 Index Portfolio (the "Portfolio"), a diversified, open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2013, the Fund owned approximately 55% of the Portfolio.

The Fund offers two classes of shares: Institutional Class and Class S. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2012, the Fund had a net tax basis capital loss carryforward of approximately $67,697,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 ($40,686,000) and December 31, 2018 ($27,011,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2012 through December 31, 2012, the Fund elects to defer qualified late year losses of approximately $2,592,000 of net long-term realized capital losses, approximately $54,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending December 31, 2013.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2012, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to redemptions in-kind, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee of 0.05% of the Fund's average daily net assets, accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2013, the Administration Fee was $551,550, of which $81,991 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2013, the amount charged to the Fund by DISC was as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2013
Class S	$25,523	$8,535
Institutional Class	65,931	25,387
	$91,454	$33,922

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,010, of which $9,738 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class S	267,490	$46,807,066	491,957	$76,282,824
Institutional Class	469,670	81,402,374	1,723,040	270,015,260
		$128,209,440		$346,298,084
Shares issued to shareholders in reinvestment of distributions
Class S	18,584	$3,261,095	45,534	$7,204,161
Institutional Class	25,208	4,464,548	121,306	19,352,837
		$7,725,643		$26,556,998
Shares redeemed
Class S	(495,074)	$(85,491,247)	(846,156)	$(132,428,623)
Institutional Class	(1,123,809)	(199,074,579)	(3,934,990)	(609,721,716)
		$(284,565,826)		$(742,150,339)
In-kind redemptions
Institutional Class	(2,340,693)	$(402,880,047)	—	$—
Net increase (decrease)
Class S	(209,000)	$(35,423,086)	(308,665)	$(48,941,638)
Institutional Class	(2,969,624)	(516,087,704)	(2,090,644)	(320,353,619)
		$(551,510,790)		$(369,295,257)

D. In-Kind Redemptions

In certain circumstances, the Portfolio may distribute securities rather than cash as payments for a redemption of a feeder fund's shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Portfolio recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are allocated in proportion to each feeder fund's investment in the Portfolio, are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2013, the DWS Equity 500 Index Fund was allocated $80,768,386 of net gain attributable to an in-kind redemption.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013 to June 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2013 (Unaudited)
Actual Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/13	$1,000.00	$1,000.00
Ending Account Value 6/30/13	$1,136.30	$1,136.50
Expenses Paid per $1,000**	$1.64	$1.38
Hypothetical 5% Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/13	$1,000.00	$1,000.00
Ending Account Value 6/30/13	$1,023.26	$1,023.51
Expenses Paid per $1,000**	$1.56	$1.30

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class S	Institutional Class
DWS Equity 500 Index Fund	.31%	.26%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the DWS Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2013 (Unaudited)
	Shares	Value ($)

Common Stocks 97.9%
Consumer Discretionary 11.9%
Auto Components 0.4%
BorgWarner, Inc.*	14,237	1,226,517
Delphi Automotive PLC	35,445	1,796,707
Goodyear Tire & Rubber Co.*	29,321	448,318
Johnson Controls, Inc.	83,210	2,978,086
		6,449,628
Automobiles 0.7%
Ford Motor Co. (a)	483,513	7,479,946
General Motors Co.* (a)	95,022	3,165,183
Harley-Davidson, Inc.	27,737	1,520,542
		12,165,671
Distributors 0.1%
Genuine Parts Co. (a)	18,854	1,471,932
Diversified Consumer Services 0.0%
H&R Block, Inc.	33,017	916,222
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	54,746	1,877,240
Chipotle Mexican Grill, Inc.*	3,665	1,335,343
Darden Restaurants, Inc.	16,174	816,464
International Game Technology	32,730	546,918
Marriott International, Inc. "A"	30,031	1,212,352
McDonald's Corp.	122,883	12,165,417
Starbucks Corp.	91,409	5,986,375
Starwood Hotels & Resorts Worldwide, Inc.	23,778	1,502,532
Wyndham Worldwide Corp.	16,517	945,268
Wynn Resorts Ltd.	9,951	1,273,728
Yum! Brands, Inc.	55,321	3,835,958
		31,497,595
Household Durables 0.3%
D.R. Horton, Inc. (a)	33,409	710,944
Garmin Ltd.	13,191	476,987
Harman International Industries, Inc. (a)	8,298	449,752
Leggett & Platt, Inc. (a)	18,037	560,770
Lennar Corp. "A" (a)	20,622	743,217
Newell Rubbermaid, Inc.	34,889	915,836
Pulte Group, Inc.*	42,757	811,100
Whirlpool Corp.	9,459	1,081,731
		5,750,337
Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	44,697	12,411,910
Expedia, Inc. (a)	11,310	680,297
Netflix, Inc.* (a)	6,915	1,459,687
Priceline.com, Inc.*	6,332	5,237,387
TripAdvisor, Inc.* (a)	13,281	808,414
		20,597,695
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	14,632	655,952
Mattel, Inc.	42,432	1,922,594
		2,578,546
Media 3.6%
Cablevision Systems Corp. (New York Group) "A" (a)	25,660	431,601
CBS Corp. "B"	69,913	3,416,648
Comcast Corp. "A"	322,998	13,527,156
DIRECTV*	68,471	4,219,183
Discovery Communications, Inc. "A"* (a)	29,728	2,295,299
Gannett Co., Inc. (a)	28,952	708,166
Interpublic Group of Companies, Inc.	51,856	754,505
News Corp. "A"	244,088	7,957,269
Omnicom Group, Inc. (a)	31,495	1,980,091
Scripps Networks Interactive "A"	10,609	708,257
Time Warner Cable, Inc. (a)	35,711	4,016,773
Time Warner, Inc.	114,163	6,600,905
Viacom, Inc. "B"	54,659	3,719,545
Walt Disney Co. (a)	220,889	13,949,140
Washington Post Co. "B" (a)	551	266,557
		64,551,095
Multiline Retail 0.8%
Dollar General Corp.*	37,279	1,879,980
Dollar Tree, Inc.*	27,777	1,412,183
Family Dollar Stores, Inc.	11,806	735,632
J.C. Penney Co., Inc.*	16,573	283,067
Kohl's Corp. (a)	24,831	1,254,214
Macy's, Inc.	46,884	2,250,432
Nordstrom, Inc. (a)	18,589	1,114,224
Target Corp. (a)	78,728	5,421,210
		14,350,942
Specialty Retail 2.3%
Abercrombie & Fitch Co. "A" (a)	10,088	456,482
AutoNation, Inc.* (a)	4,370	189,614
AutoZone, Inc.*	4,492	1,903,216
Bed Bath & Beyond, Inc.* (a)	26,730	1,895,157
Best Buy Co., Inc. (a)	32,639	892,024
CarMax, Inc.* (a)	27,158	1,253,613
GameStop Corp. "A"	14,807	622,338
Home Depot, Inc.	179,188	13,881,694
L Brands, Inc.	29,211	1,438,642
Lowe's Companies, Inc.	131,437	5,375,773
O'Reilly Automotive, Inc.* (a)	13,651	1,537,376
PetSmart, Inc.	12,437	833,155
Ross Stores, Inc.	26,795	1,736,584
Staples, Inc. (a)	81,114	1,286,468
The Gap, Inc. (a)	35,092	1,464,389
Tiffany & Co.	14,545	1,059,458
TJX Companies, Inc.	88,272	4,418,896
Urban Outfitters, Inc.*	13,636	548,440
		40,793,319
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc. (a)	34,610	1,975,885
Fossil Group, Inc.*	6,604	682,259
NIKE, Inc. "B"	88,459	5,633,069
PVH Corp.	9,726	1,216,237
Ralph Lauren Corp.	7,592	1,319,034
VF Corp. (a)	10,785	2,082,152
		12,908,636
Consumer Staples 10.3%
Beverages 2.4%
Beam, Inc.	19,602	1,237,082
Brown-Forman Corp. "B" (a)	18,708	1,263,725
Coca-Cola Co. (a)	469,809	18,844,039
Coca-Cola Enterprises, Inc.	31,273	1,099,559
Constellation Brands, Inc. "A"*	18,895	984,807
Dr. Pepper Snapple Group, Inc. (a)	25,234	1,158,998
Molson Coors Brewing Co. "B"	19,117	914,940
Monster Beverage Corp.*	17,500	1,063,475
PepsiCo, Inc.	189,661	15,512,373
		42,078,998
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	53,654	5,932,523
CVS Caremark Corp.	149,949	8,574,084
Kroger Co.	63,631	2,197,815
Safeway, Inc. (a)	30,111	712,426
Sysco Corp. (a)	72,342	2,471,202
Wal-Mart Stores, Inc.	200,974	14,970,553
Walgreen Co.	105,784	4,675,653
Whole Foods Market, Inc.	41,792	2,151,452
		41,685,708
Food Products 1.6%
Archer-Daniels-Midland Co.	80,088	2,715,784
Campbell Soup Co. (a)	22,244	996,309
ConAgra Foods, Inc.	50,634	1,768,646
General Mills, Inc. (a)	78,939	3,830,910
Hormel Foods Corp. (a)	17,166	662,264
Kellogg Co. (a)	30,726	1,973,531
Kraft Foods Group, Inc.	72,708	4,062,196
McCormick & Co., Inc. (a)	16,485	1,159,884
Mead Johnson Nutrition Co.	24,748	1,960,784
Mondelez International, Inc. "A"	218,927	6,245,987
The Hershey Co. (a)	18,474	1,649,359
The JM Smucker Co. (a)	13,384	1,380,559
Tyson Foods, Inc. "A"	34,241	879,309
		29,285,522
Household Products 2.1%
Clorox Co. (a)	16,367	1,360,753
Colgate-Palmolive Co.	107,304	6,147,446
Kimberly-Clark Corp. (a)	46,993	4,564,900
Procter & Gamble Co.	336,073	25,874,260
		37,947,359
Personal Products 0.2%
Avon Products, Inc.	52,610	1,106,388
Estee Lauder Companies, Inc. "A"	29,285	1,926,075
		3,032,463
Tobacco 1.7%
Altria Group, Inc. (a)	246,215	8,615,063
Lorillard, Inc. (a)	46,899	2,048,548
Philip Morris International, Inc.	200,552	17,371,814
Reynolds American, Inc. (a)	38,601	1,867,131
		29,902,556
Energy 10.3%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	53,474	2,466,756
Cameron International Corp.*	30,703	1,877,795
Diamond Offshore Drilling, Inc. (a)	8,618	592,832
Ensco PLC "A"	28,726	1,669,555
FMC Technologies, Inc.*	29,325	1,632,816
Halliburton Co.	114,438	4,774,353
Helmerich & Payne, Inc. (a)	12,848	802,358
Nabors Industries Ltd.	35,964	550,609
National Oilwell Varco, Inc.	52,359	3,607,535
Noble Corp.	31,414	1,180,538
Rowan Companies PLC "A"*	15,652	533,264
Schlumberger Ltd.	162,653	11,655,714
		31,344,125
Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp.	61,618	5,294,835
Apache Corp.	48,120	4,033,900
Cabot Oil & Gas Corp.	25,792	1,831,748
Chesapeake Energy Corp. (a)	63,417	1,292,438
Chevron Corp.	237,812	28,142,672
ConocoPhillips (a)	149,652	9,053,946
CONSOL Energy, Inc.	27,510	745,521
Denbury Resources, Inc.* (a)	46,917	812,602
Devon Energy Corp. (a)	45,840	2,378,179
EOG Resources, Inc.	33,374	4,394,688
EQT Corp.	18,682	1,482,790
Exxon Mobil Corp.	545,292	49,267,132
Hess Corp.	36,853	2,450,356
Kinder Morgan, Inc.	77,011	2,937,970
Marathon Oil Corp.	86,253	2,982,629
Marathon Petroleum Corp.	39,759	2,825,274
Murphy Oil Corp.	22,215	1,352,671
Newfield Exploration Co.*	16,308	389,598
Noble Energy, Inc. (a)	43,622	2,619,065
Occidental Petroleum Corp.	98,773	8,813,515
Peabody Energy Corp.	32,465	475,288
Phillips 66	75,616	4,454,539
Pioneer Natural Resources Co.	16,424	2,377,374
QEP Resources, Inc. (a)	22,210	616,994
Range Resources Corp. (a)	19,924	1,540,524
Southwestern Energy Co.* (a)	42,945	1,568,781
Spectra Energy Corp.	82,791	2,852,978
Tesoro Corp.	16,768	877,302
Valero Energy Corp.	66,764	2,321,384
Williams Companies, Inc.	82,980	2,694,361
WPX Energy, Inc.* (a)	25,444	481,909
		153,362,963
Financials 16.3%
Capital Markets 2.1%
Ameriprise Financial, Inc.	25,067	2,027,419
Bank of New York Mellon Corp.	142,744	4,003,969
BlackRock, Inc.	15,416	3,959,600
Charles Schwab Corp. (a)	135,812	2,883,289
E*TRADE Financial Corp.* (a)	32,035	405,563
Franklin Resources, Inc.	16,960	2,306,899
Invesco Ltd. (a)	54,730	1,740,414
Legg Mason, Inc. (a)	13,670	423,907
Morgan Stanley	168,526	4,117,090
Northern Trust Corp. (a)	26,933	1,559,421
State Street Corp. (a)	55,697	3,632,001
T. Rowe Price Group, Inc.	31,793	2,325,658
The Goldman Sachs Group, Inc.	52,747	7,977,984
		37,363,214
Commercial Banks 2.9%
BB&T Corp.	85,237	2,887,829
Comerica, Inc. (a)	23,588	939,510
Fifth Third Bancorp. (a)	107,840	1,946,512
Huntington Bancshares, Inc. (a)	102,531	807,944
KeyCorp	112,516	1,242,177
M&T Bank Corp. (a)	15,182	1,696,588
PNC Financial Services Group, Inc.	64,929	4,734,623
Regions Financial Corp.	172,664	1,645,488
SunTrust Banks, Inc. (a)	65,168	2,057,354
U.S. Bancorp. (a)	226,953	8,204,351
Wells Fargo & Co.	603,377	24,901,369
Zions Bancorp. (a)	22,659	654,392
		51,718,137
Consumer Finance 1.0%
American Express Co. (a)	117,173	8,759,853
Capital One Financial Corp.	71,488	4,490,161
Discover Financial Services	60,050	2,860,782
SLM Corp.	54,025	1,235,012
		17,345,808
Diversified Financial Services 3.9%
Bank of America Corp.	1,321,037	16,988,536
Citigroup, Inc.	372,946	17,890,220
CME Group, Inc.	37,948	2,883,289
IntercontinentalExchange, Inc.* (a)	8,795	1,563,399
JPMorgan Chase & Co.	463,201	24,452,381
Leucadia National Corp.	36,421	954,959
McGraw-Hill Companies, Inc.	33,542	1,784,099
Moody's Corp.	24,177	1,473,104
NYSE Euronext	30,122	1,247,051
The NASDAQ OMX Group, Inc.	15,132	496,178
		69,733,216
Insurance 4.3%
ACE Ltd.	41,602	3,722,547
Aflac, Inc. (a)	57,033	3,314,758
Allstate Corp.	57,201	2,752,512
American International Group, Inc.*	180,891	8,085,828
Aon PLC	37,774	2,430,757
Assurant, Inc.	9,539	485,630
Berkshire Hathaway, Inc. "B"* (a)	223,649	25,030,796
Chubb Corp. (a)	31,930	2,702,875
Cincinnati Financial Corp. (a)	17,856	819,590
Genworth Financial, Inc. "A"*	61,781	704,921
Hartford Financial Services Group, Inc. (a)	54,417	1,682,574
Lincoln National Corp. (a)	33,013	1,203,984
Loews Corp.	37,884	1,682,050
Marsh & McLennan Companies, Inc.	67,547	2,696,476
MetLife, Inc.	134,534	6,156,276
Principal Financial Group, Inc. (a)	34,568	1,294,572
Progressive Corp.	66,907	1,700,776
Prudential Financial, Inc. (a)	57,075	4,168,187
The Travelers Companies, Inc.	46,032	3,678,877
Torchmark Corp. (a)	11,394	742,205
Unum Group	32,655	959,077
XL Group PLC	35,896	1,088,367
		77,103,635
Real Estate Investment Trusts 2.0%
American Tower Corp. (REIT)	48,421	3,542,965
Apartment Investment & Management Co. "A" (REIT)	18,457	554,448
AvalonBay Communities, Inc. (REIT)	14,673	1,979,534
Boston Properties, Inc. (REIT)	18,707	1,973,027
Equity Residential (REIT)	38,692	2,246,458
HCP, Inc. (REIT)	56,125	2,550,320
Health Care REIT, Inc. (REIT) (a)	34,599	2,319,171
Host Hotels & Resorts, Inc. (REIT) (a)	90,987	1,534,951
Kimco Realty Corp. (REIT) (a)	50,494	1,082,086
Plum Creek Timber Co., Inc. (REIT) (a)	19,804	924,253
Prologis, Inc. (REIT)	61,224	2,309,369
Public Storage (REIT)	17,837	2,734,947
Simon Property Group, Inc. (REIT)	38,068	6,011,699
The Macerich Co. (REIT)	16,641	1,014,602
Ventas, Inc. (REIT)	35,725	2,481,458
Vornado Realty Trust (REIT)	21,037	1,742,915
Weyerhaeuser Co. (REIT)	67,375	1,919,514
		36,921,717
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	38,075	889,432
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	56,831	520,572
People's United Financial, Inc. (a)	43,023	641,043
		1,161,615
Health Care 12.5%
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.*	24,090	2,222,062
Amgen, Inc.	91,875	9,064,388
Biogen Idec, Inc.*	29,070	6,255,864
Celgene Corp.*	51,042	5,967,320
Gilead Sciences, Inc.* (a)	186,701	9,560,958
Regeneron Pharmaceuticals, Inc.*	9,446	2,124,216
		35,194,808
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	191,038	6,663,405
Baxter International, Inc. (a)	66,269	4,590,454
Becton, Dickinson & Co.	23,985	2,370,437
Boston Scientific Corp.* (a)	168,285	1,560,002
C.R. Bard, Inc.	9,093	988,227
CareFusion Corp.*	26,270	968,049
Covidien PLC (a)	57,683	3,624,800
DENTSPLY International, Inc. (a)	17,899	733,143
Edwards Lifesciences Corp.* (a)	13,539	909,821
Intuitive Surgical, Inc.* (a)	4,923	2,493,893
Medtronic, Inc. (a)	124,372	6,401,427
St. Jude Medical, Inc. (a)	34,743	1,585,323
Stryker Corp.	35,026	2,265,482
Varian Medical Systems, Inc.* (a)	13,637	919,816
Zimmer Holdings, Inc. (a)	20,718	1,552,607
		37,626,886
Health Care Providers & Services 2.0%
Aetna, Inc.	46,307	2,942,347
AmerisourceBergen Corp.	28,418	1,586,577
Cardinal Health, Inc.	41,690	1,967,768
CIGNA Corp.	35,216	2,552,808
DaVita HealthCare Partners, Inc.*	10,265	1,240,012
Express Scripts Holding Co.*	99,945	6,165,607
Humana, Inc.	19,181	1,618,493
Laboratory Corp. of America Holdings* (a)	11,325	1,133,632
McKesson Corp.	27,782	3,181,039
Patterson Companies, Inc. (a)	10,332	388,483
Quest Diagnostics, Inc. (a)	19,704	1,194,654
Tenet Healthcare Corp.*	13,186	607,875
UnitedHealth Group, Inc. (a)	124,982	8,183,821
WellPoint, Inc.	36,800	3,011,712
		35,774,828
Health Care Technology 0.1%
Cerner Corp.* (a)	17,802	1,710,594
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	41,825	1,788,437
Life Technologies Corp.*	21,170	1,566,792
PerkinElmer, Inc. (a)	13,540	440,050
Thermo Fisher Scientific, Inc. (a)	43,752	3,702,732
Waters Corp.*	10,731	1,073,636
		8,571,647
Pharmaceuticals 5.8%
AbbVie, Inc.	193,757	8,009,914
Actavis, Inc.*	16,062	2,027,346
Allergan, Inc.	36,384	3,064,988
Bristol-Myers Squibb Co.	200,845	8,975,763
Eli Lilly & Co.	121,752	5,980,458
Forest Laboratories, Inc.*	29,103	1,193,223
Hospira, Inc.* (a)	20,340	779,225
Johnson & Johnson (a)	344,322	29,563,487
Merck & Co., Inc. (a)	370,330	17,201,829
Mylan, Inc.*	46,797	1,452,111
Perrigo Co. (a)	10,990	1,329,790
Pfizer, Inc.	822,663	23,042,791
Zoetis, Inc.	63,608	1,964,836
		104,585,761
Industrials 10.0%
Aerospace & Defense 2.5%
Boeing Co.	83,964	8,601,272
General Dynamics Corp. (a)	40,541	3,175,577
Honeywell International, Inc.	96,559	7,660,991
L-3 Communications Holdings, Inc.	11,122	953,600
Lockheed Martin Corp. (a)	32,375	3,511,393
Northrop Grumman Corp.	28,599	2,367,997
Precision Castparts Corp.	18,016	4,071,796
Raytheon Co. (a)	39,600	2,618,352
Rockwell Collins, Inc. (a)	16,660	1,056,411
Textron, Inc. (a)	34,105	888,435
United Technologies Corp.	103,932	9,659,440
		44,565,264
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	19,297	1,086,614
Expeditors International of Washington, Inc. (a)	24,955	948,540
FedEx Corp.	36,280	3,576,482
United Parcel Service, Inc. "B"	87,210	7,541,921
		13,153,557
Airlines 0.1%
Southwest Airlines Co. (a)	88,831	1,145,031
Building Products 0.1%
Masco Corp.	44,832	873,776
Commercial Services & Supplies 0.5%
ADT Corp. (a)	27,393	1,091,611
Avery Dennison Corp. (a)	12,473	533,345
Cintas Corp. (a)	12,640	575,626
Iron Mountain, Inc.	20,953	557,559
Pitney Bowes, Inc. (a)	25,102	368,497
Republic Services, Inc. (a)	36,856	1,250,893
Stericycle, Inc.* (a)	10,820	1,194,853
Tyco International Ltd.	56,958	1,876,766
Waste Management, Inc.	54,318	2,190,645
		9,639,795
Construction & Engineering 0.2%
Fluor Corp. (a)	20,163	1,195,868
Jacobs Engineering Group, Inc.*	16,448	906,778
Quanta Services, Inc.*	25,755	681,477
		2,784,123
Electrical Equipment 0.6%
Eaton Corp. PLC	58,428	3,845,147
Emerson Electric Co. (a)	87,234	4,757,742
Rockwell Automation, Inc.	17,141	1,425,103
Roper Industries, Inc.	12,264	1,523,434
		11,551,426
Industrial Conglomerates 2.4%
3M Co.	77,678	8,494,089
Danaher Corp. (a)	71,264	4,511,011
General Electric Co.	1,267,508	29,393,511
		42,398,611
Machinery 1.7%
Caterpillar, Inc. (a)	80,748	6,660,902
Cummins, Inc.	21,862	2,371,153
Deere & Co. (a)	47,849	3,887,731
Dover Corp. (a)	20,589	1,598,942
Flowserve Corp. (a)	17,949	969,425
Illinois Tool Works, Inc. (a)	50,946	3,523,935
Ingersoll-Rand PLC	34,008	1,888,124
Joy Global, Inc. (a)	13,277	644,333
PACCAR, Inc. (a)	43,519	2,335,230
Pall Corp. (a)	13,971	928,094
Parker Hannifin Corp.	18,387	1,754,120
Pentair Ltd. (Registered)	25,234	1,455,749
Snap-on, Inc. (a)	7,011	626,643
Stanley Black & Decker, Inc. (a)	19,619	1,516,549
Xylem, Inc.	22,648	610,137
		30,771,067
Professional Services 0.1%
Dun & Bradstreet Corp. (a)	5,132	500,114
Equifax, Inc.	15,058	887,368
Robert Half International, Inc.	17,797	591,394
		1,978,876
Road & Rail 0.9%
CSX Corp.	124,443	2,885,833
Kansas City Southern	13,663	1,447,731
Norfolk Southern Corp.	38,330	2,784,674
Ryder System, Inc.	6,207	377,324
Union Pacific Corp. (a)	57,188	8,822,965
		16,318,527
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	33,265	1,525,200
W.W. Grainger, Inc. (a)	7,255	1,829,566
		3,354,766
Information Technology 17.4%
Communications Equipment 1.9%
Cisco Systems, Inc.	654,987	15,922,734
F5 Networks, Inc.*	9,678	665,846
Harris Corp. (a)	13,100	645,175
JDS Uniphase Corp.*	28,291	406,825
Juniper Networks, Inc.* (a)	62,779	1,212,262
Motorola Solutions, Inc.	33,090	1,910,286
QUALCOMM, Inc.	211,873	12,941,203
		33,704,331
Computers & Peripherals 3.7%
Apple, Inc.	115,063	45,574,153
Dell, Inc.	181,079	2,417,405
EMC Corp.	257,107	6,072,867
Hewlett-Packard Co.	236,351	5,861,505
NetApp, Inc.* (a)	44,530	1,682,343
SanDisk Corp.*	29,767	1,818,764
Seagate Technology PLC	39,293	1,761,505
Western Digital Corp.	25,722	1,597,079
		66,785,621
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A" (a)	19,633	1,530,196
Corning, Inc.	182,276	2,593,788
FLIR Systems, Inc.	18,468	498,082
Jabil Circuit, Inc.	22,098	450,357
Molex, Inc. (a)	17,038	499,895
TE Connectivity Ltd.	50,054	2,279,459
		7,851,777
Internet Software & Services 2.3%
Akamai Technologies, Inc.* (a)	21,699	923,293
eBay, Inc.*	142,843	7,387,840
Google, Inc. "A"*	32,928	28,988,823
VeriSign, Inc.* (a)	18,951	846,352
Yahoo!, Inc.*	116,647	2,929,006
		41,075,314
IT Services 3.6%
Accenture PLC "A"	79,310	5,707,148
Automatic Data Processing, Inc.	59,541	4,099,993
Cognizant Technology Solutions Corp. "A"*	36,607	2,291,964
Computer Sciences Corp.	18,623	815,129
Fidelity National Information Services, Inc.	36,005	1,542,454
Fiserv, Inc.*	16,508	1,442,964
International Business Machines Corp.	127,799	24,423,667
MasterCard, Inc. "A" (a)	12,831	7,371,410
Paychex, Inc. (a)	40,518	1,479,717
SAIC, Inc. (a)	34,125	475,361
Teradata Corp.* (a)	20,192	1,014,244
Total System Services, Inc.	19,401	474,937
Visa, Inc. "A" (a)	62,108	11,350,237
Western Union Co. (a)	69,169	1,183,482
		63,672,707
Office Electronics 0.1%
Xerox Corp. (a)	149,835	1,359,003
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*	80,081	326,730
Altera Corp. (a)	40,084	1,322,371
Analog Devices, Inc.	37,781	1,702,412
Applied Materials, Inc.	148,282	2,210,885
Broadcom Corp. "A"	64,894	2,190,821
First Solar, Inc.* (a)	7,155	320,043
Intel Corp. (a)	609,905	14,771,899
KLA-Tencor Corp.	20,585	1,147,202
Lam Research Corp.* (a)	19,690	873,055
Linear Technology Corp.	29,187	1,075,249
LSI Corp.*	69,361	495,238
Microchip Technology, Inc. (a)	23,858	888,711
Micron Technology, Inc.*	127,401	1,825,656
NVIDIA Corp. (a)	70,482	988,862
Teradyne, Inc.* (a)	24,047	422,506
Texas Instruments, Inc.	135,553	4,726,733
Xilinx, Inc. (a)	31,691	1,255,281
		36,543,654
Software 3.4%
Adobe Systems, Inc.*	61,933	2,821,668
Autodesk, Inc.* (a)	28,172	956,158
BMC Software, Inc.*	16,066	725,219
CA, Inc. (a)	41,025	1,174,546
Citrix Systems, Inc.*	22,937	1,383,789
Electronic Arts, Inc.*	36,794	845,158
Intuit, Inc.	34,010	2,075,630
Microsoft Corp.	921,346	31,814,077
Oracle Corp.	450,418	13,836,841
Red Hat, Inc.*	22,871	1,093,691
Salesforce.com, Inc.* (a)	66,888	2,553,784
Symantec Corp.	84,196	1,891,884
		61,172,445
Materials 3.2%
Chemicals 2.4%
Air Products & Chemicals, Inc. (a)	25,695	2,352,891
Airgas, Inc. (a)	8,315	793,750
CF Industries Holdings, Inc.	7,337	1,258,296
Dow Chemical Co. (a)	148,039	4,762,415
E.I. du Pont de Nemours & Co.	112,552	5,908,980
Eastman Chemical Co.	18,763	1,313,598
Ecolab, Inc.	32,262	2,748,400
FMC Corp. (a)	16,954	1,035,211
International Flavors & Fragrances, Inc. (a)	10,133	761,596
LyondellBasell Industries NV "A"	46,272	3,065,983
Monsanto Co.	65,288	6,450,454
PPG Industries, Inc.	17,329	2,537,139
Praxair, Inc.	36,344	4,185,375
Sigma-Aldrich Corp. (a)	15,034	1,208,132
The Mosaic Co.	33,865	1,822,276
The Sherwin-Williams Co.	10,569	1,866,485
		42,070,981
Construction Materials 0.0%
Vulcan Materials Co. (a)	16,496	798,571
Containers & Packaging 0.2%
Ball Corp. (a)	17,690	734,843
Bemis Co., Inc. (a)	12,797	500,874
MeadWestvaco Corp.	21,669	739,129
Owens-Illinois, Inc.*	20,029	556,606
Sealed Air Corp. (a)	23,705	567,735
		3,099,187
Metals & Mining 0.5%
Alcoa, Inc. (a)	131,299	1,026,758
Allegheny Technologies, Inc.	13,163	346,318
Cliffs Natural Resources, Inc. (a)	19,767	321,214
Freeport-McMoRan Copper & Gold, Inc.	127,231	3,512,848
Newmont Mining Corp. (a)	61,497	1,841,835
Nucor Corp.	38,947	1,687,184
United States Steel Corp. (a)	18,418	322,868
		9,059,025
Paper & Forest Products 0.1%
International Paper Co.	54,748	2,425,884
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	659,637	23,351,150
CenturyLink, Inc. (a)	74,577	2,636,297
Frontier Communications Corp. (a)	119,779	485,105
Verizon Communications, Inc. (a)	350,800	17,659,272
Windstream Corp. (a)	72,553	559,384
		44,691,208
Wireless Telecommunication Services 0.3%
Crown Castle International Corp.*	36,184	2,619,360
Sprint Nextel Corp.* (a)	371,374	2,607,045
		5,226,405
Utilities 3.2%
Electric Utilities 1.8%
American Electric Power Co., Inc.	60,442	2,706,593
Duke Energy Corp. (a)	85,572	5,776,110
Edison International (a)	40,366	1,944,027
Entergy Corp.	21,627	1,506,969
Exelon Corp. (a)	104,379	3,223,223
FirstEnergy Corp. (a)	51,500	1,923,010
NextEra Energy, Inc. (a)	52,087	4,244,049
Northeast Utilities	38,763	1,628,821
Pepco Holdings, Inc. (a)	28,416	572,867
Pinnacle West Capital Corp.	13,678	758,719
PPL Corp. (a)	72,573	2,196,059
Southern Co. (a)	106,894	4,717,232
Xcel Energy, Inc. (a)	60,433	1,712,671
		32,910,350
Gas Utilities 0.1%
AGL Resources, Inc.	14,255	610,969
ONEOK, Inc. (a)	25,674	1,060,593
		1,671,562
Independent Power Producers & Energy Traders 0.1%
AES Corp.	76,404	916,084
NRG Energy, Inc. (a)	40,514	1,081,724
		1,997,808
Multi-Utilities 1.2%
Ameren Corp.	29,794	1,026,105
CenterPoint Energy, Inc. (a)	53,215	1,250,020
CMS Energy Corp. (a)	33,267	903,865
Consolidated Edison, Inc.	35,914	2,094,145
Dominion Resources, Inc. (a)	70,624	4,012,856
DTE Energy Co. (a)	21,513	1,441,586
Integrys Energy Group, Inc. (a)	10,088	590,451
NiSource, Inc.	39,213	1,123,060
PG&E Corp. (a)	54,173	2,477,331
Public Service Enterprise Group, Inc.	62,145	2,029,656
SCANA Corp.	16,895	829,545
Sempra Energy (a)	27,578	2,254,777
TECO Energy, Inc. (a)	25,780	443,158
Wisconsin Energy Corp.	28,677	1,175,470
		21,652,025
Total Common Stocks (Cost $1,055,246,143)		1,754,675,287

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.085%**, 10/17/2013 (b) (Cost $5,213,670)	5,215,000	5,214,176

	Shares	Value ($)

Securities Lending Collateral 19.8%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $354,450,479)	354,450,479	354,450,479

Cash Equivalents 1.7%
Central Cash Management Fund, 0.07% (c) (Cost $31,138,340)	31,138,340	31,138,340

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,446,048,632)†	119.7	2,145,478,282
Other Assets and Liabilities, Net (a)	(19.7)	(352,649,791)
Net Assets	100.0	1,792,828,491

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $1,558,998,737. At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $586,479,545. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $786,137,830 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $199,658,285.

(a) All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is a pending sale, that is also on loan (see Notes to Financial Statements). The value of securities loaned at June 30, 2013 amounted to $345,727,558, which is 19.3% of net assets.

(b) At June 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 Index	USD	9/20/2013	426	34,065,090	(14,363)

Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$1,754,675,287	$—	$—	$1,754,675,287
Government & Agency Obligation	—	5,214,176	—	5,214,176
Short-Term Investments (e)	385,588,819	—	—	385,588,819
Total	$2,140,264,106	$5,214,176	$—	$2,145,478,282
Liabilities
Derivatives (f)
Futures Contracts	$(14,363)	$—	$—	$(14,363)
Total	$(14,363)	$—	$—	$(14,363)

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,060,459,813) — including $345,727,558 of securities loaned	$1,759,889,463
Investment in Daily Assets Fund Institutional (cost $354,450,479)*	354,450,479
Investment in Central Cash Management Fund (cost $31,138,340)	31,138,340
Total investments in securities, at value (cost $1,446,048,632)	2,145,478,282
Cash	24,692
Receivable for investments sold	227,999
Dividends receivable	2,181,246
Interest receivable	11,570
Foreign taxes recoverable	1,132
Other assets	13,945
Total assets	2,147,938,866
Liabilities
Payable upon return of securities loaned	354,450,479
Payable for investments purchased	333,094
Payable for variation margin on futures contracts	155,708
Accrued management fee	74,432
Accrued Trustees' fees	3,949
Other accrued expenses and payables	92,713
Total liabilities	355,110,375
Net assets, at value	$1,792,828,491

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $40,072)	$19,709,741
Interest	3,054
Income distributions — Central Cash Management Fund	13,409
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	122,831
Total income	19,849,035
Expenses: Management fee	470,587
Administration fee	282,352
Custodian fee	21,669
Professional fees	61,834
Reports to shareholders	3,380
Trustees' fees and expenses	40,802
Insurance	19,490
Other	20,435
Total expenses	920,549
Net investment income (loss)	18,928,486
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(3,144,317)
Futures	3,993,493
In-kind redemptions	140,683,935
141,533,111
Change in net unrealized appreciation (depreciation) on: Investments	95,904,306
Futures	103,076
96,007,382
Net gain (loss)	237,540,493
Net increase (decrease) in net assets resulting from operations	$256,468,979

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income (loss)	$18,928,486	$48,819,634
Net realized gain (loss)	141,533,111	227,772,878
Change in net unrealized appreciation (depreciation)	96,007,382	34,024,480
Net increase (decrease) in net assets resulting from operations	256,468,979	310,616,992
Capital transactions in shares of beneficial interest: Proceeds from capital invested	227,902,860	692,606,058
Value of capital withdrawn	(791,848,976)	(1,003,954,398)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(563,946,116)	(311,348,340)
Increase (decrease) in net assets	(307,477,137)	(731,348)
Net assets at beginning of period	2,100,305,628	2,101,036,976
Net assets at end of period	$1,792,828,491	$2,100,305,628

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010		2009		2008
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,793		2,100	2,101	2,524		2,479		2,153
Ratio of expenses before expense reductions (%)	.10	*	.09	.10	.10		.09		.10
Ratio of expenses after expense reductions (%)	.10	*	.09	.10	.06		.05		.05
Ratio of net investment income (%)	2.01	*	2.24	1.99	2.03		2.38		2.29
Portfolio turnover rate (%)	1	c**	4	3	5		9	c	6
Total investment return (%)b	13.81	**	15.87	2.09	15.12	a	26.54	a	(37.01	)a
a Total investment return would have been lower had certain expenses not been reduced.
b Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2013, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 45% and 55%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Portfolio retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2013, the Fund had securities on loan with a gross value of $345,727,558. The value of the related collateral, $354,450,479, exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2013, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2013 is included in a table following the Portfolio's Investment Portfolio. For the six months ended June 30, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $24,222,000 to $42,603,000.

The following table summarizes the value of the Portfolio's derivative instruments held as of June 30, 2013 presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$(14,363)

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$3,993,493

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$103,076

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2013, purchases and sales of investment securities (excluding short-term investments and in-kind redemptions) aggregated $12,431,236 and $138,869,423, respectively.

D. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The investment management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2013, the Administration Fee was $282,352, of which $44,659 is unpaid.

Filing Service Fee. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2013, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $1,389, all of which is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2013.

F. In-Kind Redemptions

In certain circumstances, the Portfolio may distribute portfolio securities rather than cash as payments for a redemption of a feeder fund's shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Portfolio recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are allocated in proportion to each feeder fund's investment in the Portfolio. During the six months ended June 30, 2013, the Portfolio allocated $140,683,935 of net gain attributable to an in-kind redemption on DWS Equity 500 Index Fund.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 728-3337
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	23339C 305	23339C 206
Fund Number	815	565

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.

Rev. 09/2012

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DE500-3
(R-028288-2 8/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2013